GOODWILL - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Change in carrying amount of goodwil	$ 0	$ 0
Accumulated goodwill impairment	$ 0	$ 0